IFRS 7 - Disclosure - Credit Risk - Summary of Securitization Exposures (Detail) - CAD ($) $ in Millions		Oct. 31, 2021	Oct. 31, 2020
Disclosure of credit risk exposure [line items]
Credit exposure	[1]	$ 931,129	$ 861,193
Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Credit exposure	[1]	83,989	79,350
Securitization exposures [member] | Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Credit exposure		15,379	15,785
Securitization exposures [member] | Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Credit exposure		15,379	15,785
Securitization exposures [member] | Internal Ratings Based [member] | Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Credit exposure		10,823	12,276
Securitization exposures [member] | Internal Ratings Based [member] | Equivalent external rating for S&P AAA to BBB- [member] | Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Credit exposure		10,823	12,276
Securitization exposures [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Credit exposure		4,556	3,509
Securitization exposures [member] | Standardized approach risk [member] | Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Credit exposure		$ 4,556	$ 3,509

[1]	Excludes exposures arising from derivative and repo-style transactions that are cleared through QCCPs as well as credit risk exposures arising from other assets that are subject to the credit risk framework but are not included in the standardized or IRB frameworks, including other balance sheet assets that are risk-weighted at 100%, significant investments in the capital of non-financial institutions that are risk-weighted at 1,250%, settlement risk, and amounts below the thresholds for deduction that are risk-weighted at 250%.